Nature of Business and Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		32 Months Ended	41 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Nature Of Business And Significant Accounting Policies Details Narrative
Impairment expense			$ 0		$ 31,774	$ 14,817	$ 46,591	$ 46,591
Recognized compensation expense			262,904	0
Compensation expense			3,257,950	9,728	1,469,257	0
Fair value of stock sold			2,965,000
Research and development expenses	58,473		180,213		78,404	0	78,404	258,617
Advertising and promotion expenses			$ 5,482	$ 1,795	$ 2,938	$ 0